Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 - SUBSEQUENT EVENTS

The Company filed F-1 Registration Statement to raise capital on September 30, 2024. The company is authorized to issue a miximum of 400,000,000 shares with a par value of $0.001 each, being a dual class structure consiting of 200,000,000 Class A ordinary shares of $0.001 par value per share and 200,000,000 Class B ordinary shares of $0.001 par value per share.

On October 10, 2024 AGM Holdings announced AGM Canada entered into a partnership agreement Nowlit Solutions Corp. (“Nowlit”), a high performnce computing and data center supplier, in Canada on October 2, 2024 to establish a joint venture name AGM Energy Corp. (“AGM Energy”).

Pursuant to the Agreement, AGM Energy plans to invest in and operate clean energy including oil fields, natural gas fields, and hydropower plants in Canada. AGM Energy intends to actively promote two aspects of business:

(1) Acquiring high-quality energy assets in North America, such as oil fields, natural gas and hydropower plants, through investment or merger and acquisition, and the business income is the proceeds from energy sales.

(2) Providing electricity and operation capabilities to customers in the AI and cryptocurrency industries through the construction of IDC data centers and cryptocurrency mining farms, and its business income is electricity charges and hosting operation management service fees.

On October 10, 2024, Nanjing Lucun Semiconductor Co., Ltd. Beijing Branch was deregistered.

The Company has performed an evaluation of subsequent events through November 18, 2024, which was the date of the condensed consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the condensed consolidated financial statements except for the events mentioned below.

Note 16 - SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through June 18, 2024, which was the date of the consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements except for the events mentioned below.

On April 10, 2024, AGM Holdings acquires 100% equity interests of AGM Electronic Technology Limited (“AGM HK”) at a consideration of the registered capital investment amounted to HK$ 1. AGM HK engages in the sale of cryptocurrency mining machines and standardized computing equipment and aims to expand the market shares oversea.

On April 17, 2024, AGM Holdings incorporated a wholly owned subsidiary, AGM Canada Holdings Limited (“AGM Canada”) in Canada. AGM Canada engages in the sale of cryptocurrency mining machines and standardized computing equipment and aims to explore the Canada market.

On April 26, 2024, AGM HK incorporated a wholly owned subsidiary, Beijing Bixin Electronic Technology Co., Limited, in China.

On April 30, 2024, the Board of Directors of AGM Group Holdings Inc. approved and adopted an equity incentive plan (“2024 Equity Incentive Plan”). Under the 2024 Equity Incentive Plan, the Compensation Committee of the Board is authorized to deliver an aggregate of 3,750,000 Class A Ordinary Shares.